Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended						108 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,038	[1]	$ 1,428	[1]	$ 2,118	[1]	$ 16,300
Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Other current liabilities	1,000		1,200				1,000
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Other noncurrent liabilities	$ 767		$ 720				$ 767

[1]	From the beginning of our cost-reduction/productivity initiatives in 2005 through December 31, 2013, Employee terminations represent the expected reduction of the workforce by approximately 65,100 employees, mainly in manufacturing, sales and research, of which approximately 56,500 employees have been terminated as of December 31, 2013. In 2013, substantially all employee termination costs represent additional costs with respect to approximately 2,900 employees.The restructuring charges in 2013 are associated with the following:•Primary Care operating segment ($255 million), Specialty Care and Oncology operating segment ($138 million), Established Products and Emerging Markets operating segment ($98 million), Consumer Healthcare operating segment ($5 million), research and development operations ($13 million), manufacturing operations ($356 million) and Corporate ($173 million).The restructuring charges in 2012 are associated with the following:•Primary Care operating segment ($295 million), Specialty Care and Oncology operating segment ($174 million), Established Products and Emerging Markets operating segment ($125 million), Consumer Healthcare operating segment ($46 million), research and development operations ($6 million income), manufacturing operations ($281 million) and Corporate ($513 million).The restructuring charges in 2011 are associated with the following:•Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Consumer Healthcare operating segment ($8 million), research and development operations ($490 million), manufacturing operations ($277 million) and Corporate ($420 million).